EMPLOYEE BENEFIT PLANS - Asset Allocation (Details)	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Equity investments	41.00%	45.00%
Fixed income investments	58.00%	54.00%
Cash	1.00%	1.00%
Total assets	100.00%	100.00%